Warrants - Warrant Liability (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended					8 Months Ended		12 Months Ended
	Jan. 07, 2024	Oct. 15, 2023	Jul. 23, 2023	Jan. 01, 2023	Oct. 09, 2022	Jan. 07, 2024	Jan. 01, 2023	Apr. 30, 2023	Apr. 24, 2022	Jul. 31, 2023	Apr. 25, 2021	Apr. 26, 2020
Warrants And Rights Outstanding Rollforward [Roll Forward]
Change in fair value	$ (17,790)			$ 0		$ (19,140)	$ 0
Exercised	(2,203)								$ (56)
Adjustments to Additional Paid in Capital, Warrant Issued	0	$ 173			$ 10
Reclassification of liability-classified warrants	$ (940)	1,834				$ (940)	$ 0
Exercise price of warrant (in dollars per share)	$ 9.58					$ 9.58		$ 1.31	$ 4.49		$ 3.45	$ 3.45
Expiration period								10 years
Warrant [Member]
Warrants And Rights Outstanding Rollforward [Roll Forward]
Beginning balance	$ 3,251	2,334	$ 1,925			$ 1,925
Change in fair value	(17,606)	(1,759)	409
Exercised	(2,202)
Adjustments to Additional Paid in Capital, Warrant Issued	29,824	173
Reclassification of liability-classified warrants	(940)	1,834
Ending balance	$ 12,327	3,251	2,334			$ 12,327		$ 1,925
Exercise price of warrant (in dollars per share)	$ 11.50					$ 11.50
Expiration period	5 years					5 years
Granite Creek Capital Partners LLC
Warrants And Rights Outstanding Rollforward [Roll Forward]
Beginning balance			$ 1,925			$ 1,925
Ending balance								$ 1,925
Exercise price of warrant (in dollars per share)								$ 0.01		$ 0.001
Granite Creek Capital Partners LLC | Warrant [Member]
Warrants And Rights Outstanding Rollforward [Roll Forward]
Adjustments to Additional Paid in Capital, Warrant Issued		$ 1,015